SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - RESTATEMENT OF THE FINANCIAL STATEMENTS, CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE LOSS (Details)
₫ / shares in Units, $ / shares in Units, ₫ in Millions
12 Months Ended
	Dec. 31, 2023 VND (₫) ₫ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 VND (₫) ₫ / shares	Dec. 31, 2021 VND (₫) ₫ / shares
RESTATEMENT OF THE FINANCIAL STATEMENTS
Net loss for the year	₫ (57,429,578)	$ (2,406,334,451)	₫ (49,848,870)	₫ (32,218,961)
Total comprehensive income/(loss)	(57,711,386)	(2,418,142,378)	(49,889,441)	(32,321,045)
Net loss attributable to non-controlling interests	(74,765)	(3,132,699)	(65,075)	(35,234)
Comprehensive loss attributable to controlling interest	₫ (57,636,621)	$ (2,415,009,679)	₫ (49,824,366)	₫ (32,285,811)
Basic (amount per share) | (per share)	₫ (24,820)	$ (1.04)	₫ (21,654)	₫ (20,386)
Diluted (amount per share) | (per share)	₫ (24,820)	$ (1.04)	₫ (21,654)	₫ (20,386)
As previously reported
RESTATEMENT OF THE FINANCIAL STATEMENTS
Net loss for the year	₫ (57,471,671)
Total comprehensive income/(loss)	(57,753,479)
Net loss attributable to non-controlling interests	(74,807)
Comprehensive loss attributable to controlling interest	₫ (57,678,672)
Basic (amount per share) | ₫ / shares	₫ (24,838)
Diluted (amount per share) | ₫ / shares	₫ (24,838)
Restatement adjustments
RESTATEMENT OF THE FINANCIAL STATEMENTS
Net loss for the year	₫ 42,093
Total comprehensive income/(loss)	42,093
Net loss attributable to non-controlling interests	42
Comprehensive loss attributable to controlling interest	₫ 42,051
Basic (amount per share) | ₫ / shares	₫ 18
Diluted (amount per share) | ₫ / shares	₫ 18